Borrowings - Post-Swap Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Fixed-rate debt, Amount	$ 54,004	$ 47,712
Floating-rate debt, Amount	7,255	7,231
Total	$ 61,259	$ 54,943
Fixed-rate debt, Weighted-average Interest Rate (as a percent)	3.50%	3.30%
Floating-rate debt, Weighted-average Interest Rate (as a percent)	5.00%	5.60%
Interest Rate Swap
Borrowings
Notional amount	$ 6,725	$ 6,725